Note 8 - Gold Loan Payable and Gold in Trust (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	December 31, 2020	December 31, 2019
Gold loan payable – opening balance	$2,541,338	$2,790,858
Less derivative financial liabilities on initial recognition	-	(378,324)
Accrued interest expense	261,151	39,760
Accrued standby fees	9,536	13,527
Accretion expense	100,563	158,495
Expenses	-	5,136
Foreign exchange difference	(69,832)	(88,114)
Gold loan payable	$2,842,756	$2,541,338

Derivative financial liabilities – opening balance	$430,965	$378,324
Change in fair value through profit & loss	(44,049)	66,631
Foreign exchange difference	(11,499)	(13,990)
Derivative financial liabilities	$375,417	$430,965

Disclosure of assets in trust [text block]
	December 31, 2020		December 31, 2019
	Ounces	$	Ounces	$
Gold in trust, opening balance	797	1,576,366	1,597	2,790,858
Sale of gold in trust	(400)	(818,360)	(800)	(1,577,704)
Gain on sale	-	19,413		200,932
Change in fair value through profit & loss	-	199,379		236,217
Foreign exchange difference	-	(21,017)		(73,937)
	397	955,781	797	1,576,366